Other Financial Statement Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Financial Statement Information [Abstract]
Other Financial Statement Information
3. Other financial statement information
Prepaid expense and other current assets
Prepaid expenses and other current assets consist of the following.

	September 30, 2021	December 31, 2020
Prepaid insurance	$1,837	$27
Prepaid contract costs	889	—
Deposits	57	86
Receivables on exercise of options	—	52
Other	786	392

Total prepaid expenses and other current assets	$3,569	$557

Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following.

	September 30, 2021	December 31, 2020
Accrued payroll	$1,051	$405
Related party payable	994	—
Accrued expenses and other	666	130

Total accrued expenses and other current liabilities	$2,711	$535

Related party payable represents amounts due to Ares Trading S.A. (“Ares”), an affiliate of Merck KGaA, Darmstadt, Germany, related to manufacturing technology and know-how
transfer services performed for atacicept pursuant to the license agreement between the Company and Ares (see Note 11).

3. Other financial statement information
Prepaid expense and other current assets
Prepaid expenses and other current assets consist of the following.

	December 31,
	2019	2020
Prepaid expenses	$332	$336
Deposits	34	86
Receivables on exercise of options	—	52
Other	4	83

Total prepaid expenses and other current assets	$370	$557
Property and equipment, net
Property and equipment, net consists of the following as of December 31, 2019.

Equipment under capital lease	$929
Laboratory equipment	734
Leasehold improvements	421
Furniture and fixtures	269
Office equipmen t	61

Total property and equipment	2,414
Accumulated depreciation and amortization	(1,020)

Total property and equipment, net	$1,394
Depreciation and amortization expense for the years ended December 31, 2019 and 2020 was $432 and $251, respectively, including amortization expense related to capital leases of $184 and $108 for the years ended December 31, 2019 and 2020, respectively.
During the year ended December 31, 2019, the Company disposed of certain laboratory equipment, incurring a loss on disposal of $94, which is included in research and development expense in the Company’s statement of operations and comprehensive loss.
During the year ended December 31, 2020, the Company determined that its property and equipment had no future alternative use and recorded an impairment charge of $1,185. The Company recorded an impairment charge of $1,039 for laboratory equipment and furniture and $146 for office equipment to research and development and general and administrative expense, respectively.
Accrued and other current liabilities
Accrued and other current liabilities consist of the following.

	December 31,
	2019	2020
Accrued expenses	$318	$128
Accrued payroll	58	405
Other	47	—

Total accrued expenses and other current liabilities	$423	$533